Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
24. Cash and Cash Equivalents
As of the reporting date, the balance of cash and cash equivalents amounted to €48,143 thousand (previous year: €43,198 thousand) and comprises primarily balances held with banks.